Accounts receivable, net (Details 1) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Beginning balance		$ 3,009,363	$ 3,189,642	$ 3,004,435
Addition		6,379,841	246,336	555,133
Recovery	[1]	(4,656)	(374,078)	(86,994)
Disposal of GX CDT and TY CDT		(4,115)
Exchange rate effect		(120,812)	(52,537)	(282,932)
Ending balance		$ 9,267,851	$ 3,009,363	$ 3,189,642

[1]	The Company recovered account receivable for the years ended December 31, 2024, 2023 and 2022 due to collection of account receivable’s balance that were allowanced in prior period.